Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,275,000
Total Fee Amount	2,109.48
Total Offset Amount	0
Net Fee	$ 2,109.48
Offset Table N/A	N/A